CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Purchase price, per unit	$ 10.00	$ 10.00
Class F Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	25,000,000	25,000,000
Common shares, shares issued	7,187,500	7,187,500
Common shares, shares outstanding	7,187,500	7,187,500
Class F Common Stock | Over-allotment option
Maximum shares subject to forfeiture		937,500
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	2,564,342	0
Common shares, shares outstanding	2,564,342	0
Purchase price, per unit	$ 10.00
Class A Common Stock Subject to Redemption
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	26,963,158	0
Purchase price, per unit	$ 10.00	$ 10.00